NYSE Euronext

10013932

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CSCTNYS
001-34598

December 13, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, IFM Investments Limited, Series A Junior Participating Preferred Shares, which are now attached to the American depositary shares, each representing fifteen (15) Class A ordinary shares, and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 3 to Form 8-A/A received on December 9, 2010.

Sincerely,

Edwin